Derivative Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
Derivative Financial Instruments

Derivative financial instruments are recorded at fair value in other assets and other liabilities on the Consolidated Statements of Financial Condition after taking into account the effects of legally enforceable bilateral collateral and master netting agreements. The Company is exposed to non-performance risk by the counterparties to its various derivative financial instruments. The Company believes that the non-performance risk inherent in all its derivative contracts is minimal based on credit standards and the collateral provisions of the derivative agreements. A majority of the Company’s derivatives are centrally cleared through a Central Counterparty Clearing House or consist of residential mortgage interest rate lock commitments further limiting non-performance risk.

Derivatives not designated as hedging instruments: The Company maintains a derivative portfolio of interest rate swaps, futures and forward commitments used to manage exposure to changes in interest rates, MSR asset values and to meet the needs of customers. The Company also enters into interest rate lock commitments, which are commitments to originate mortgage loans whereby the interest rate on the loan is determined prior to funding and the customers have locked into that interest rate. Market risk on interest rate lock commitments and mortgage loans held-for-sale is managed using corresponding forward sale commitments.

Changes in fair value of derivatives not designated as hedging instruments are recognized in the Consolidated Statements of Income.

Derivatives designated as hedging instruments: We have designated certain interest rate swaps as cash flow hedges of certain interest rate payments of our variable-rate Federal Home Loan Bank (FHLB) advances. We have also designated certain interest rate swaps as fair value hedges of certain FHLB advances.

Changes in the fair value of derivatives designated as cash flow hedges are recorded in other comprehensive income on the Consolidated Statement of Financial Condition and reclassified into interest expense in the same period in which the hedge transaction is recognized in earnings. At June 30, 2016, we had $40 million (net-of-tax) recorded of unrealized losses on derivatives classified as cash flow hedges recorded in accumulated other comprehensive income (loss), compared to $3 million at December 31, 2015. The estimated amount to be reclassified from other comprehensive income into earnings during the next 12 months represents $8 million of losses (net-of-tax). Changes in the fair value of the derivatives designated as a fair value hedge are recorded in interest expense, in the same line as changes in the fair value of the FHLB debt, the hedged item, in the current period to the extent it is effective.

Derivatives that are designated in hedging relationships are assessed for effectiveness using regression analysis at inception and throughout the hedge period. All hedge relationships were highly effective as of June 30, 2016. Cash flows and the profit impact associated with designated hedges are reported in the same category as the underlying hedged item.

The net gain (loss) recognized in income on derivative instruments, net of the impact of offsetting positions, were as follows:

		Three Months Ended June 30,		Six Months Ended June 30,
	Location of Gain/(Loss)	2016	2015	2016	2015
		(Dollars in millions)
Derivatives not designated as hedging instruments:
U.S. Treasury, swap and euro dollar futures	Net (loss) return on mortgage servicing rights	$1	$(3)	$4	$3
Interest rate swaps and swaptions	Net (loss) return on mortgage servicing rights	13	(8)	28	(8)
Mortgage backed securities forwards	Net (loss) return on mortgage servicing rights	5	(3)	13	—
Rate lock commitments and forward agency and loan sales	Net gain on loan sales	(6)	10	(1)	20
Rate lock commitments	Other noninterest income	—	(1)	1	—
Interest rate swaps	Other noninterest income	(1)	—	1	—
Total derivative (loss) gain		$12	$(5)	$46	$15

The notional amount, estimated fair value and maturity of our derivative financial instruments were as follows:

	Notional Amount	Fair Value	Expiration Dates
	(Dollars in millions)
June 30, 2016
Derivatives designated as hedging instruments:
Assets
Interest rate swaps on FHLB advances	$250	$2	2020
Liabilities (1)
Interest rate swaps on FHLB advances	$825	$56	2023-2025
Derivatives not designated as hedging instruments:
Assets (2)
U.S. Treasury, swap and euro dollar futures	$749	$3	2016-2020
Mortgage backed securities forwards	468	4	2016
Rate lock commitments	6,305	83	2016
Interest rate swaps and swaptions	2,337	88	2016-2046
Total derivative assets	$9,859	$178
Liabilities (1)
U.S. Treasury, swap and euro dollar futures	$7,903	$3	2016-2019
Mortgage backed securities forwards	6,054	58	2016
Rate lock commitments	46	—	2016
Interest rate swaps	510	18	2016-2026
Total derivative liabilities	$14,513	$79
December 31, 2015
Derivatives designated as hedging instruments:
Liabilities (1)
Interest rate swaps on FHLB advances	$825	$4	2023-2025
Derivatives not designated as hedging instruments:
Assets (2)
U.S. Treasury, swap and euro dollar futures	$1,892	$—	2016-2019
Mortgage backed securities forwards	1,931	7	2016
Rate lock commitments	3,593	26	2016
Interest rate swaps and swaptions	1,554	25	2016-2035
Total derivative assets	$8,970	$58
Liabilities (1)
U.S. Treasury, swap and euro dollar futures	$768	$1	2016-2019
Mortgage backed securities forwards	2,655	6	2016
Rate lock commitments	168	—	2016
Interest rate swaps	422	7	2016-2025
Total derivative liabilities	$4,013	$14

(1)	Derivatives liabilities are included in other liabilities on the Consolidated Statements of Financial Condition.

(2)	Derivative assets are included in other assets on the Consolidated Statements of Financial Condition.

The following tables present the derivatives subject to a master netting arrangement, including the cash pledged as collateral:

				Gross Amounts Not Offset in the Statement of Financial Position
	Gross Amount	Gross Amounts Netted in the Statement of Financial Position	Net Amount Presented in the Statement of Financial Position	Financial Instruments	Cash Collateral
	(Dollars in millions)
June 30, 2016
Derivatives designated as hedging instruments:
Assets
Interest rate swaps on FHLB advances (1)	$2	$2	$—	$—	$—
Liabilities
Interest rate swaps on FHLB advances (1)	$56	$2	$54	$—	$35

Derivatives not designated as hedging instruments:
Assets
U.S. Treasury, swap and euro dollar futures	$3	$3	$—	$—	$—
Mortgage backed securities forwards	4	—	4	—	—
Interest rate swaps and swaptions (1)	88	—	88	—	19
Total derivative assets	$95	$3	$92	$—	$19

Liabilities
U.S. Treasury, swap and euro dollar futures	$3	$3	$—	$—	$5
Mortgage backed securities forwards	58	—	58	—	62
Interest rate swaps and swaptions (1)	18	—	18	—	14
Total derivative liabilities	$79	$3	$76	$—	$81

December 31, 2015
Derivatives designated as hedging instruments:
Liabilities
Interest rate swaps on FHLB advances	$4	$—	$4	$—	$19

Derivatives not designated as hedging instruments:
Assets
Mortgage backed securities forwards	$7	$—	$7	$—	$4
Interest rate swaps and swaptions (1)	25	—	25	—	10
Total derivative assets	$32	$—	$32	$—	$14

Liabilities
U.S. Treasury, swap and euro dollar futures	$1	$—	$1	$—	$2
Mortgage backed securities forwards	6	—	6	—	8
Interest rate swaps and swaptions (1)	7	—	7	—	12
Total derivative liabilities	$14	$—	$14	$—	$22

(1)
Additional funds are pledged to a Central Counterparty Clearing House in the amount of $32 million as of June 30, 2016 and $7 million as of December 31, 2015 to maintain initial margin requirements. This collateral is in addition to the amount required to be maintained for potential market changes shown in the cash collateral column above.

We pledged a total of $116 million of cash collateral to counterparties and had an obligation to return cash of $19 million at June 30, 2016 for derivative activities. We pledged a total of $41 million of cash collateral to counterparties and had an obligation to return cash of $14 million at December 31, 2015 for derivative activities. The net cash pledged is restricted and is included in other assets on the Consolidated Statements of Financial Condition.

Derivative Financial Instruments

Derivative financial instruments are recorded at fair value in other assets and other liabilities on the Consolidated Statements of Financial Condition after taking into account the effects of legally enforceable bilateral collateral and master netting agreements. The Company is exposed to non-performance risk by the counterparties to its various derivative financial instruments. The Company believes that the non-performance risk inherent in all its derivative contracts is minimal based on credit standards and the collateral provisions of the derivative agreements. A majority of the Company’s derivatives are centrally cleared through a Central Counterparty Clearing House or consist of residential mortgage interest rate lock commitments further limiting non-performance risk.

Derivatives not designated as hedging instruments: The Company maintains a derivative portfolio of interest rate swaps, futures and forward commitments used to manage exposure to changes in interest rates, MSR asset values and to meet the needs of customers. The Company also enters into interest rate lock commitments, which are commitments to originate mortgage loans whereby the interest rate on the loan is determined prior to funding and the customers have locked into that interest rate. Market risk on interest rate lock commitments and mortgage loans held-for-sale is managed using corresponding forward sale commitments.

Changes in fair value of derivatives not designated as hedging instruments are recognized in the Consolidated Statements of Income.

Derivatives designated as hedging instruments: The Company uses interest rate swaps to hedge the forecasted cash flows from its underlying variable-rate Federal Home Loan Bank (FHLB) advances in a qualifying cash flow hedge accounting relationship. Changes in the fair value of derivatives designated as cash flow hedges are recorded in other comprehensive income on the Consolidated Statement of Financial Condition and reclassified into interest expense in the same period in which the hedge transaction is recognized in earnings. At December 31, 2015, the Company had $3 million (net-of-tax) of unrealized losses on derivatives classified as cash flow hedges recorded in other comprehensive income (loss), compared to zero at December 31, 2014. The estimated amount to be reclassified from other comprehensive income into earnings during the next 12 months represents $7 million of losses (net-of-tax).

Derivatives that are designated in hedging relationships are assessed for effectiveness using regression analysis at the time they are designated and throughout the hedge period. All cash flow hedges were highly effective as of December 31, 2015. Cash flows and the profit impact associated with designated hedges are reported in the same category as the underlying hedged item.

The net gains recognized in income on derivative instruments, net of the impact of offsetting positions, were as follows.

		For the Years Ended December 31,
	Location of Gain/(Loss)	2015	2014	2013
		(Dollars in millions)
Derivatives not designated as hedging instruments:
U.S. Treasury and euro dollar futures	Net return on mortgage servicing asset	$6	$18	$(37)
Mortgage backed securities forwards	Net return on mortgage servicing asset	1	8	(33)
Rate lock commitments and forward agency and loan sales	Net gain on loan sales	9	(12)	(42)
Rate lock commitments	Other noninterest income	(2)	—	—
Interest rate swaps	Other noninterest income	—	3	1
Total derivative (loss) gain		$14	$17	$(111)

The Company had the following derivative financial instruments.

	December 31, 2015
	Notional Amount	Fair Value	Expiration Dates
	(Dollars in millions)
Derivatives designated as hedging instruments:
Liabilities (1)
Interest rate swaps on FHLB advances	$825	$4	2023-2025
Derivatives not designated as hedging instruments:
Assets
U.S. Treasury and euro dollar futures	$1,892	$—	2016-2019
Mortgage backed securities forwards	1,931	7	2016
Rate lock commitments	3,593	26	2016
Interest rate swaps and swaptions	1,554	25	2016-2035
Total derivative assets	$8,970	$58
Liabilities
U.S. Treasury and euro dollar futures	$768	$1	2016-2019
Mortgage backed securities forwards	2,655	6	2016
Rate lock commitments	168	—	2016
Interest rate swaps	422	7	2016-2025
Total derivative liabilities	$4,013	$14

	December 31, 2014
	Notional Amount	Fair Value	Expiration Dates
Derivatives not designated as hedging instruments:
Assets
U.S. Treasury and euro dollar futures	$2,530	$7	2015-2020
Mortgage backed securities forward	355	2	2015
Rate lock commitments	2,604	31	2015
Interest rate swaps	355	6	2015-2021
Total derivative assets	$5,844	$46
Liabilities
U.S. Treasury and euro dollar futures	$687	$1	2015-2020
Rate lock commitments	22	—	2015
Mortgage backed securities forwards	2,789	13	2015
Interest rate swaps	367	6	2015-2021
Total derivative liabilities	$3,865	$20

The following tables present the derivatives subject to a master netting arrangement, including the cash pledged as collateral.

	December 31, 2015
				Gross Amounts Not Offset in the Statement of Financial Position
Economic Undesignated Hedges	Gross Amount	Gross Amounts Offset in the Statement of Financial Position	Net Amount Presented in the Statement of Financial Position	Financial Instruments	Cash Collateral
	(Dollars in millions)
December 31, 2015
Derivatives designated as hedging instruments:
Liabilities
Interest Rate Swaps on FHLB advances	$4	$—	$4	$—	$19

Derivatives not designated as hedging instruments:
Assets
Mortgage backed securities forwards	$7	$—	$7	$—	$4
Interest rate swaps and swaptions	25	—	25	—	10
Total derivative assets	$32	$—	$32	$—	$14
Liabilities
U.S. Treasury and euro dollar futures	$1	$—	$1	$—	$2
Mortgage backed securities forwards	6	—	6	—	8
Interest rate swaps and swaptions	7	—	7	—	12
Total derivative liabilities	$14	$—	$14	$—	$22

	December 31, 2014
				Gross Amounts Not Offset in the Statement of Financial Position
Economic Undesignated Hedges	Gross Amount	Gross Amounts Offset in the Statement of Financial Position	Net Amount Presented in the Statement of Financial Position	Financial Instruments	Cash Collateral
	(Dollars in millions)
Assets
U.S. Treasury swap and euro dollar futures	$18	$1	$17	$—	$10
Mortgage backed securities forwards	26	—	26	—	24
Interest rate swaps	8	—	8	—	2
Total derivative assets	$52	$1	$51	$—	$36
Liabilities
Interest rate swaps	$6	$—	$6	$—	$—

The Company pledged a total of $41 million of cash collateral to counterparties and had an obligation to return cash of $14 million at December 31, 2015 for derivative activities. The Company pledged a total of $36 million of cash collateral to counterparties at December 31, 2014 for derivative activities. The net cash pledged is restricted and is included in other assets on the Consolidated Statements of Financial Condition.